Interest Expense and Related Borrowings (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended																		6 Months Ended				12 Months Ended
	Jun. 30, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule Of Interest Expenses [Line Items]
Amortization of deferred financing costs	$ 6,229	[1]					$ 860	[1]											$ 10,130	[1]	$ 1,712	[1]	$ 2,819		$ 3,599		$ 4,728
Amortization of net losses related to interest rate swap							1,177														2,333		3,415		4,500		4,714
Amortization of debt discount																			5,929		3,759		10,900		14,605		10,112
Total interest expense	39,552		33,282	[2]	41,975	[2]	42,024	[2]	38,939	[2]	43,234	[2]	43,381	[2]	41,431	[2]	41,297	[2]	75,990		80,962		156,220	[2],[3]	169,343	[2],[3]	172,500
Term Loan Payable Net
Schedule Of Interest Expenses [Line Items]
Interest expense							6,968														13,715		19,925		26,631		27,735
Revolving Credit Facilities
Schedule Of Interest Expenses [Line Items]
Interest expense	271																		376
Mortgages and Notes Payable
Schedule Of Interest Expenses [Line Items]
Interest expense	29,615						29,670												59,086		59,434		119,197	[4]	120,120	[4]	125,067	[4]
Other Interest Expense
Schedule Of Interest Expenses [Line Items]
Interest expense	469						7												469		9		10		10		305
Interest Expense
Schedule Of Interest Expenses [Line Items]
Amortization of debt discount	2,968	[5]					3,342	[5]											5,929	[5]	3,759	[5]	10,746	[6]	14,483	[6]	9,951	[6]
Credit Facility
Schedule Of Interest Expenses [Line Items]
Interest expense																							$ 108

[1]	Includes $5.9 million and $9.5 million arising from financing commitments related to the proposed Merger for the three and six months ended June 30, 2013, respectively.
[2]	The consolidated quarterly financial data includes revenues and expenses from our continuing and discontinued operations. The results of operations related to certain properties, classified as held for sale or disposed of, have been reclassified to income from discontinued operations. Therefore, some of the information may not agree to our previously filed quarterly reports on Form 10-Q.
[3]	Amounts for each period are calculated independently. The sum of the quarters may differ from the annual amount.
[4]	Includes related hedge expense.
[5]	Interest expense for the first quarter of 2012 was adjusted by a $2.9 million decrease related to the amortization period utilized in 2011 for the debt discount.
[6]	Interest expense for the first quarter of 2012 was adjusted by a $2.9 million decrease related to the amortization period utilized in 2011 for the debt discount. In the opinion of management, the impact of this adjustment is immaterial to the Company's 2012 and 2011 results of operations.